UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06175

ECLIPSE FUNDS INC.

(Exact name of Registrant as specified in charter)

51 Madison Avenue, New York, NY 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

169 Lackawanna Avenue

Parsippany, New Jersey 07054

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 576-7000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2012

EXPLANATORY NOTE

The Registrant is filing this amendment to its Form N-CSR for the period ended October 31, 2012, originally filed with the Securities and Exchange Commission on January 7, 2013 (Accession Number 0001193125-13-005234) to correctly identify the Registrant’s name (Eclipse Funds Inc.) and registration number (811-06175). Items 1 through 11 to this Form N-CSR are incorporated by reference to the Form N-CSR filed on EDGAR on January 7, 2013 (Accession Number 0001193125-13-005234).

ITEM 12. Exhibits.

(a)(1) Code of Ethics - Filed as an attachment to Form N-CSR filed on EDGAR on January 7, 2013 (Accession No. 0001193125-13-005234).

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

ECLIPSE FUNDS INC.

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: January 31, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Stephen P. Fisher

Stephen P. Fisher

President and Principal Executive Officer

Date: January 31, 2013

By: /s/ Jack R. Benintende

Jack R. Benintende

Treasurer and Principal Financial

and Accounting Officer

Date: January 31, 2013

EXHIBIT INDEX

(a)(1) Filed as an attachment to Form N-CSR filed on EDGAR on January 7, 2013 (Accession No. 0001193125-13-005234).

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

(b) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.